Related Party Agreements and Transactions - Narrative (Details) - USD ($)	Sep. 05, 2018	Mar. 31, 2019	Dec. 31, 2018	Sep. 24, 2018	Aug. 28, 2018
Credit Facility | Revolving credit facility
Debt Instrument [Line Items]
Credit facility term	5 years
Credit facility, maximum borrowing capacity	$ 750,000,000			$ 750,000,000
Borrowings outstanding			$ 0
Credit Facility | Term credit facility
Debt Instrument [Line Items]
Credit facility term	3 years
Credit facility, maximum borrowing capacity	$ 500,000,000			500,000,000
Borrowings outstanding		$ 485,000,000	$ 492,500,000
Interest rate at period end			3.77%
Quarterly principal payments percentage	1.50%
Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount				$ 2,000,000,000	$ 2,000,000,000
Senior Notes | 3.912% Senior Notes due 2021
Debt Instrument [Line Items]
Borrowings outstanding		$ 500,000,000	$ 500,000,000
Aggregate principal amount					$ 500,000,000
Interest rate		3.912%	3.912%		3.912%
Senior Notes | 4.272% Senior Notes due 2023
Debt Instrument [Line Items]
Borrowings outstanding		$ 750,000,000	$ 750,000,000
Aggregate principal amount					$ 750,000,000
Interest rate		4.272%	4.272%		4.272%
Senior Notes | 4.900% Senior Notes due 2028
Debt Instrument [Line Items]
Borrowings outstanding		$ 750,000,000	$ 750,000,000
Aggregate principal amount					$ 750,000,000
Interest rate		4.90%	4.90%		4.90%